UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hound Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, New York 10178

Form 13F File Number:  028-11815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:            Jonathan Auerbach
Title:           Managing Member
Phone:           212-984-2500


Signature, Place, and Date of Signing:

  /s/Jonathan Auerbach          New York, New York          November 14, 2012
------------------------     ------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $942,745
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name
     ---     --------------------     ---------------------------------
      1.      028-13191                Hound Partners Offshore Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         Hound Partners LLC
                                                         September 30, 2012

COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7  COLUMN 8
                                                            VALUE    SHARES/   SH/  PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN  CALL    DISCRETION    MNGRS    SOLE    SHRD NONE
----------------------------  ----------------  ---------  --------  --------- ---  ----  --------------  -----  --------- ---- ----
AMERICAN INTL GROUP INC       COM NEW           026874784   13,116     400,000  SH        SHARED-DEFINED   (1)     400,000
ASCENT CAP GROUP INC          COM SER A         043632108   44,696     827,550  SH        SHARED-DEFINED   (1)     827,550
BLOUNT INTL INC NEW           COM               095180105   20,516   1,558,951  SH        SHARED-DEFINED   (1)   1,558,951
CARTER INC                    COM               146229109   75,449   1,401,361  SH        SHARED-DEFINED   (1)   1,401,361
ENSCO PLC                     SHS CLASS A       G3157S106   78,774   1,443,799  SH        SHARED-DEFINED   (1)   1,443,799
FLEETCOR TECHNOLOGIES INC     COM               339041105   95,243   2,125,970  SH        SHARED-DEFINED   (1)   2,125,970
GENERAL MTRS CO               COM               37045V100   37,384   1,643,271  SH        SHARED-DEFINED   (1)   1,643,271
GOLAR LNG LTD BERMUDA         SHS               G9456A100   64,892   1,681,580  SH        SHARED-DEFINED   (1)   1,681,580
GOOGLE INC                    CL A              38259P508   97,879     129,727  SH        SHARED-DEFINED   (1)     129,727
GRACE W R & CO DEL NEW        COM               38388F108  112,090   1,897,258  SH        SHARED-DEFINED   (1)   1,897,258
HCA HOLDINGS INC              COM               40412C101   27,522     827,715  SH        SHARED-DEFINED   (1)     827,715
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   19,701   5,645,006  SH        SHARED-DEFINED   (1)   5,645,006
KRONOS WORLDWIDE INC          COM               50105F105    7,698     515,286  SH        SHARED-DEFINED   (1)     515,286
QUESTCOR PHARMACEUTICALS INC  COM               74835Y101    6,843     370,509  SH        SHARED-DEFINED   (1)     370,509
QUESTCOR PHARMACEUTICALS INC  COM               74835Y101    2,367     104,300      PUT   SHARED-DEFINED   (1)       1,043
QUESTCOR PHARMACEUTICALS INC  COM               74835Y101       89       3,300      CALL  SHARED-DEFINED   (1)          33
SALLY BEAUTY HLDGS INC        COM               79546E104   61,596   2,454,998  SH        SHARED-DEFINED   (1)   2,454,998
SENSATA TECHNOLOGIES HLDG BV  SHS               N7902X106   26,802     900,298  SH        SHARED-DEFINED   (1)     900,298
SHERWIN WILLIAMS CO           COM               824348106   59,968     402,712  SH        SHARED-DEFINED   (1)     402,712
TRANSDIGM GROUP INC           COM               893641100   30,838     217,365  SH        SHARED-DEFINED   (1)     217,365
VALEANT PHARMACEUTICALS INTL  COM               91911K102   59,281   1,072,579  SH        SHARED-DEFINED   (1)   1,072,579


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